UNITED STATES
SECURITIES AND EXCHANGE COMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 1999

Check here if Amendment [   ]; Amendment Number
This Amendment: [   ] is a restatement
		              [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Dallas Investment Management
Address: 5956 Sherry Lane
	        Suite 1600
	        Dallas, TX 75225

13F File Number: 28-5468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager

Name:  David Ackerman
Title: Partner
Phone:  214-361-5383
David B. Ackerman	Dallas, Texas August 12, 1999


Report Type:

[ X ]	13F HOLDINGS REPORT

[   ]     13F NOTICE

[   ]     13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND
EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    45

Form 13F Information Table Value Total:   $44,614



List of Other Included Managers:




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FORM 13F INFORMATION TABLE
                          TITLE OF            VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHERS     VOTING AUTHORITY
NAME OF ISSUER            CLASS      CUSIP   (X$1000)PRN AMT PRN CALL DSCRETN MANAGERS   SOLE   SHARED
NONE

Albertson's               COMMON   013104104    1,361  26,400SH         26,400           26,400
American Home Products    COMMON   026609107    1,928  33,600SH         33,600           33,600
Arrow Electronics         COMMON   042735100      509  26,800SH         26,800           26,800
BP Amoco PLC              COMMON   055622104    1,436  13,233SH         13,233           13,233
Banc One                  COMMON   06423A103      497   8,349SH          8,349            8,349
Bemis				                 COMMOM   081437105	     310   7,800SH		        7,800            7,800
Browning-Ferris           COMMON   115885105      473  11,000SH         11,000           11,000
Burlington Resources      COMMON   122014103    2,426  56,100SH         56,100           56,100
Cabot Oil & Gas           COMMON   127097103    2,235 120,000SH        120,000          120,000
Charming Shoppes          COMMON   161133103    1,097 180,000SH        180,000          180,000
Chase Manhattan           COMMON   16161A108      519   6,000SH          6,000            6,000
Coachman Industries       COMMON   189873102    1,162  50,000SH         50,000           50,000
Crown Cork & Seal         COMMON   228255105      336  11,800SH         11,800           11,800
Dillards Inc.             COMMON   254067101      362  10,300SH         10,300           10,300
Duke Energy               COMMON   264399106      425   7,800SH          7,800            7,800
Electronic Data Systems   COMMON   285661104      549   9,700SH          9,700            9,700
Enron Oil & Gas           COMMON   293562104    2,905 143,500SH        143,500          143,500
Equitable Resources       COMMON   294549100    2,114  56,000SH         56,000           56,000
GTE Corp.                 COMMON   362320103    1,706  22,600SH         22,600           22,600
Gannett Co.               COMMON   364730101      335   4,700SH          4,700            4,700
Great Lakes Chemical      COMMON   390568103      175   3,800SH          3,800            3,800
H&R Block                 COMMON   093671105      260   5,200SH          5,200            5,200
Hon Industries            COMMON   438092108      309  10,600SH         10,600           10,600
JC Penney                 COMMON   708160106      306   6,300SH          6,300            6,300
Johnson & Johnson         COMMON   478160104      402   4,100SH          4,100            4,100
Jostens Inc.              COMMON   481088102    2,464 117,000SH        117,000          117,000
LSI Logic                 COMMON   502161102      480  10,400SH         10,400           10,400
Luby's Cafeteria          COMMON   549282101    1,149  76,600SH         76,600           76,600
Mitchell Energy Cl B      COMMON   606592301    1,837 100,000SH        100,000          100,000
Nalco Chemical            COMMON   629853102      322   6,200SH          6,200            6,200
Nestle ADR                COMMON   641069406      540   6,000SH          6,000            6,000
Noble Affiliates          COMMON   654894104    1,268  45,000SH         45,000           45,000
Norfolk Southern          COMMON   655844104      207   6,900SH          6,900            6,900
PNC Bank Corp.            COMMON   693475105      253   4,400SH          4,400            4,400
Phillips Petroleum        COMMON   718507106    1,006  20,000SH         20,000           20,000
Questar Corp.             COMMON   748356102    2,731 142,800SH        142,800          142,800
SAFECO                    COMMON   786429100    1,059  24,000SH         24,000           24,000
Santa Fe Snyder           COMMON   80218K105    1,476 184,500SH        184,500          184,500
Southwest Airlines        COMMON   844741108      261   8,400SH          8,400            8,400
Southwest Energy          COMMON   845467109    2,112 200,000SH        200,000          200,000
Texaco                    COMMON   881694103    1,247  20,000SH         20,000           20,000
Unocal Corp.              COMMON   915289102      309   7,800SH          7,800            7,800
Utilicorp United          COMMON   918005109      729  30,000SH         30,000           30,000
Weyerhaeuser Co.          COMMON   962166104      275   4,000SH          4,000            4,000
Wisconsin Energy          COMMON   976657106      752  30,000SH         30,000           30,000
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